Earnings per Unit (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share
Partnership's Net Income	$ 5,191	$ 7,731
Less:
Net Income attributable to preferred unitholders	3,375	3,375
Net Income attributable to subordinated unitholders	0	1,208
General Partner's interest in Net Income	2	38
Net income attributable to common unitholders	$ 1,814	$ 3,110
Weighted average number of common units outstanding, basic and diluted	35,490,000	33,585,829
Earnings per common unit, basic and diluted	$ 0.05	$ 0.09